Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Convertible Notes Payable [Abstract]
Balance	$ 100,000		$ 828,344
Proceeds (face amount of note)		628,708	205,000
Guaranteed interest recorded to convertible note payable		5,000
Reclassifications	$ (640,000)		(640,000)
Original issue debt discount		(10,000)	(65,000)
Guaranteed interest – debt discount		(5,000)
Repayments including guaranteed interest		(55,000)
Amortization of debt discount		15,000	469,514
Conversion of notes payable to common stock			(797,858)
Balance		$ 578,708